Expense by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by nature [abstract]
Cost of raw material	¥ 42,075,096	¥ 31,922,984	¥ 41,483,278
Cost of trading products	23,531,983	20,423,854	13,573,180
Employee benefit expenses	2,752,996	2,487,534	2,595,646
Depreciation and amortisation	1,834,129	1,882,260	2,044,961
Repairs and maintenance expenses	1,136,379	1,192,203	978,845
Transportation costs	306,654	323,678	337,454
Impairment loss	118,245	254,172	50,757
Sales commissions	116,616	100,221	112,245
Inventory write-down	60,461	76,268	44,868
Leasing expenses	79,438	73,852	23,477
Auditors' remuneration - audit services	7,800	7,800	7,800
Change of goods in process and finished goods	(58,784)	(731,944)	855,692
Other expenses	972,534	1,264,879	1,249,762
Total cost of sales, selling and administrative expenses	¥ 72,933,547	¥ 59,277,761	¥ 63,357,965